Sale of Assets (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2018	Dec. 31, 2019	Dec. 31, 2018
Sale of asset [Line Items]
Gain/(Loss) on derecognised sale of asset			$ 4,000
The Sync Project
Sale of asset [Line Items]
Sale of asset	$ 4,500
Sale of asset, paid at closing	4,000
Sale of asset, deposited into escrow	$ 500
Subsidiary Preferred Shares
Sale of asset [Line Items]
Cash Distribution		$ (112)
Subsidiary Preferred Shares | Company and certain preferred shareholders
Sale of asset [Line Items]
Cash Distribution			$ 3,300
Subsidiary Preferred Shares | Certain preferred shareholders
Sale of asset [Line Items]
Cash Distribution		$ 100